SEI INSTITUTIONAL INVESTMENTS TRUST

World Equity Ex-US Fund
Screened World Equity Ex-US Fund
(the "Funds")

Supplement Dated April 8, 2022
to the Prospectus dated September 30, 2021, as amended on November 2, 2021,
December 17, 2021, February 4, 2022, February 18, 2022 and March 4, 2022 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

In the Fund Summary of each of the Funds, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Manager," the text relating to Jason Collins is hereby deleted and replaced with the following:

Portfolio Manager	Experience with the Fund	Title with Adviser
Rich Carr, CFA	Since 2022	Portfolio Manager

In addition, under the section titled "Investment Adviser," the text relating to Jason Collins is hereby deleted and the following text is added in the appropriate alphabetical order thereof:

Rich Carr, CFA, serves as a Portfolio Manager for the World Equity Ex-US and Screen World Equity Ex-US Funds. Mr. Carr serves as a Portfolio Manager within SIMC's Investment Management Unit where he is responsible for the management of international developed markets equity funds. Previously, Mr. Carr was a Director on SEI's Manager Research team where he led the due diligence and selection process for SEI's equity fund management and separate account business. Prior to joining SEI, he worked at MFP Strategies where he managed the firm's investment process and was responsible for asset-class valuation research and investment manager due diligence. Before MFP Strategies, Mr. Carr worked for Brinker Capital where he was responsible for portfolio management and investment manager due diligence. He earned his Bachelor of Science in Finance and a minor in Economics from the University of Delaware. Mr. Carr is a CFA charterholder and a member of the CFA Institute and the CFA Society of Philadelphia.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1400 (04/22)

SEI INSTITUTIONAL INVESTMENTS TRUST

World Equity Ex-US Fund
Screened World Equity Ex-US Fund
(the "Funds")

Supplement Dated April 8, 2022
to the Statement of Additional Information, dated September 30, 2021, as amended on October 22, 2021, November 2, 2021, December 17, 2021, February 4, 2022,
February 18, 2022 and March 4, 2022 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

Under the section titled "The Adviser and The Sub-Advisers," under the heading titled "Portfolio Management," under the sub-heading titled "Ownership of Fund Shares," the text relating to Jason Collins is hereby deleted and replaced with the following:

Portfolio Manager	Dollar Range of Fund Shares
Rich Carr, CFA	None

In addition, under the same heading, under the sub-heading titled "Other Accounts," the text relating to Jason Collins is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Rich Carr, CFA*	1	$4,385.68	0	$0	0	$0

*  Information provided as of March 31, 2022.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1401 (04/22)